OTHER INCOME (EXPENSE)	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE)

NOTE 10 – OTHER INCOME (EXPENSE)

The company received an Employee Retention Tax Credit of (ERTC) payment of $3,288,000 from the tax year 2021. The company also experienced a related expense of approximately $473,000 for professional services related to the ERTC filing.